SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32.                               SUBSEQUENT EVENTS

On January 17, 2012, the Company’s wholly-owned subsidiary, WSP China, entered into an agreement with a PRC individual to dispose of its entire 51% equity interest in Chaoyang Seamless for a nominal cash consideration. See note 11 for more details.